Revision of Prior Period Financial Statements (Unaudited) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of Revisions to Consolidated Financial Statements

A summary of the revisions to the consolidated financial statements as of June 30, 2012 and for the three and six months ended June 30, 2012 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	June 30, 2012
Accounts receivable, net of allowance	$192,326	$984	$193,310
Inventories	180,815	(811)	180,004
Deferred income tax assets—current	28,079	1,264	29,343
Income tax receivable	4,996	(476)	4,520
Total current assets	429,443	961	430,404
Deferred income tax assets—noncurrent	19,917	(260)	19,657
Total assets	538,522	701	539,223
Accounts payable	105,981	(1,396)	104,585
Accrued liabilities	39,590	984	40,574
Total current liabilities	148,919	(412)	148,507
Total liabilities	605,586	(412)	605,174
Accumulated deficit	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit	(70,422)	1,113	(69,309)
Total deficit	(67,064)	1,113	(65,951)
Total liabilities and deficit	538,522	701	539,223
Consolidated Statement of Operations
	Three Months Ended June 30, 2012
Cost of sales	$371,213	$(1,355)	$369,858
Gross profit	45,766	1,355	47,121
Operating income	7,801	1,355	9,156
Loss before benefit from income taxes and equity income	(22,418)	1,355	(21,063)
Benefit from income taxes	(1,247)	276	(971)
Loss before equity income	(21,171)	1,079	(20,092)
Net loss	(20,970)	1,079	(19,891)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(21,084)	1,079	(20,005)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(1.00)	$0.05	$(0.95)
Consolidated Statement of Operations
	Six Months Ended June 30, 2012
Cost of sales	$763,914	$(619)	$763,295
Gross profit	96,456	619	97,075
Operating income	40,568	619	41,187
Income before provision for income taxes and equity income	289	619	908
Provision for income taxes	7,221	6	7,227
Loss before equity income	(6,932)	613	(6,319)
Net loss	(6,457)	613	(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.31)	$0.03	$(0.28)
Consolidated Statement of Comprehensive Loss
	Three Months Ended June 30, 2012
Net loss	$(20,970)	$1,079	$(19,891)
Comprehensive loss	(21,113)	1,079	(20,034)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(21,232)	1,079	(20,153)
Consolidated Statement of Comprehensive Loss
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Comprehensive loss	(6,580)	613	(5,967)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(6,770)	613	(6,157)
Consolidated Statement of Changes in Deficit
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Accumulated deficit—Balance, June 30, 2012	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholders’ deficit—Balance, June 30, 2012	(70,422)	1,113	(69,309)
Total deficit—Balance, June 30, 2012	(67,064)	1,113	(65,951)

A summary of the revisions to the consolidated financial statements as of December 31, 2011 and 2010 and for the periods ended December 31, 2011 and 2010 is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2010
Inventories	$192,898	$(275)	$192,623
Prepaid expenses and other current assets	30,662	7,779	38,441
Deferred income tax assets—current	28,433	879	29,312
Income tax receivable	2,139	137	2,276
Total current assets	431,044	8,520	439,564
Deferred income tax assets—noncurrent	34,354	(100)	34,254
Total assets	529,301	8,420	537,721
Accrued liabilities	78,002	6,990	84,992
Income tax payable	—	199	199
Total current liabilities	163,810	7,189	170,999
Total liabilities	502,063	7,189	509,252
Retained earnings	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	24,333	1,231	25,564
Total equity	27,238	1,231	28,469
Total liabilities and equity	529,301	8,420	537,721

Consolidated Statement of Operations
	Year Ended December 31, 2010
Cost of sales	$1,497,944	$(1,249)	$1,496,695
Gross profit	160,785	1,249	162,034
Operating income	91,928	1,249	93,177
Income before provision for income taxes and equity income	66,042	1,249	67,291
Provision for income taxes	26,176	500	26,676
Income before equity income	39,866	749	40,615
Net income	41,396	749	42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.94	$0.03	$1.97

Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Comprehensive income	41,909	749	42,658
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	41,326	749	42,075

Consolidated Statement of Changes in Equity
	Year Ended December 31, 2010
Net income	$41,396	$749	$42,145
Net income attributable to Global Brass and Copper Holdings, Inc.	40,884	749	41,633
Retained earnings —Balance, December 31, 2010	12,355	1,231	13,586
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2010	24,333	1,231	25,564
Total equity—Balance, December 31, 2010	27,238	1,231	28,469

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	December 31, 2011
Accounts receivable, net of allowance	$160,731	$984	$161,715
Inventories	186,370	(423)	185,947
Deferred income tax assets—current	27,972	1,055	29,027
Income tax receivable	5,017	29	5,046
Total current assets	449,539	1,645	451,184
Deferred income tax assets—noncurrent	20,218	(248)	19,970
Total assets	547,343	1,397	548,740
Accounts payable	78,276	(388)	77,888
Accrued liabilities	47,619	985	48,604
Income tax payable	—	300	300
Total current liabilities	161,844	897	162,741
Total liabilities	465,183	897	466,080
Retained earnings	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	78,992	500	79,492
Total equity	82,160	500	82,660
Total liabilities and equity	547,343	1,397	548,740
Consolidated Statement of Operations
	Year Ended December 31, 2011
Cost of sales	$1,582,925	$548	$1,583,473
Gross profit	196,218	(548)	195,670
Operating income	126,827	(548)	126,279
Income before provision for income taxes and equity income	86,385	(548)	85,837
Provision for income taxes	31,254	183	31,437
Income before equity income	55,131	(731)	54,400
Net income	56,019	(731)	55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$2.65	$(0.04)	$2.61
Consolidated Statement of Comprehensive Income
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Comprehensive income	56,488	(731)	55,757
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	56,225	(731)	55,494
Consolidated Statement of Changes in Equity
	Year Ended December 31, 2011
Net income	$56,019	$(731)	$55,288
Net income attributable to Global Brass and Copper Holdings, Inc.	55,863	(731)	55,132
Retained earnings —Balance, December 31, 2011	68,218	500	68,718
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, December 31, 2011	78,992	500	79,492
Total equity—Balance, December 31, 2011	82,160	500	82,660

Interim Period [Member]
Summary of Revisions to Consolidated Financial Statements

A summary of the revisions to the consolidated financial statements during the interim periods is as follows:

	As Previously Reported	Adjustment	As Revised
Consolidated Balance Sheet
	March 31, 2011
Inventories	$202,745	$(230)	$202,515
Prepaid expenses and other current assets	23,623	7,478	31,101
Deferred income tax assets—current	27,143	1,251	28,394
Income tax receivable	2,666	327	2,993
Total current assets	501,575	8,826	510,401
Property, plant and equipment, net	42,475	112	42,587
Deferred income tax assets—noncurrent	32,867	(347)	32,520
Total assets	601,811	8,591	610,402
Accrued liabilities	65,352	7,240	72,592
Income tax payable	—	398	398
Total current liabilities	193,688	7,638	201,326
Total liabilities	559,825	7,638	567,463
Retained earnings	26,691	953	27,644
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	38,954	953	39,907
Total equity	41,987	953	42,940
Total liabilities and equity	601,811	8,591	610,402
Consolidated Statement of Operations
	Three Months Ended March 31, 2011
Cost of sales	$442,383	$506	$442,889
Gross profit	50,532	(506)	50,026
Operating income	31,672	(506)	31,166
Third party interest expense	9,562	(112)	9,450
Income before provision for income taxes and equity income	22,106	(394)	21,712
Provision for income taxes	7,956	(116)	7,840
Income before equity income	14,150	(278)	13,872
Net income	14,448	(278)	14,170
Net income attributable to Global Brass and Copper Holdings, Inc.	14,336	(278)	14,058
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.68	$(0.01)	$0.67
Consolidated Statement of Comprehensive Income
	Three Months Ended March 31, 2011
Net income	$14,448	$(278)	$14,170
Comprehensive income	14,771	(278)	14,493
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	14,643	(278)	14,365
Consolidated Statement of Changes in Equity
	Three Months Ended March 31, 2011
Net income	$14,448	$(278)	$14,170
Net income attributable to Global Brass and Copper Holdings, Inc.	14,336	(278)	14,058
Retained earnings—Balance, March 31, 2011	26,691	953	27,644
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, March 31, 2011	38,954	953	39,907
Total equity—Balance, March 31, 2011	41,987	953	42,940
Consolidated Statement of Cash Flows
	Three Months Ended March 31, 2011
Cash flows from operating activities:
Net cash used in operating activities	$(22,494)	$112	$(22,382)
Cash flows from investing activities:
Capital expenditures	(3,476)	(112)	(3,588)
Net cash used in investing activities	(3,476)	(112)	(3,588)
Consolidated Balance Sheet
	June 30, 2011
Inventories	$169,137	$(402)	$168,735
Prepaid expenses and other current assets	13,989	8,212	22,201
Deferred income tax assets—current	25,823	1,230	27,053
Income tax receivable	2,147	(343)	1,804
Total current assets	464,534	8,697	473,231
Property, plant and equipment, net	47,507	273	47,780
Deferred income tax assets—noncurrent	32,450	(529)	31,921
Total assets	565,534	8,441	573,975
Accrued liabilities	55,849	7,465	63,314
Total current liabilities	176,521	7,465	183,986
Total liabilities	514,032	7,465	521,497
Retained earnings	36,869	976	37,845
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	48,371	976	49,347
Total equity	51,502	976	52,478
Total liabilities and equity	565,534	8,441	573,975
Consolidated Statements of Operations
	Three Months Ended June 30, 2011
Cost of sales	$429,357	$(337)	$429,020
Gross profit	43,894	337	44,231
Operating income	27,411	337	27,748
Third party interest expense	11,149	(161)	10,988
Income before provision for income taxes and equity income	17,000	498	17,498
Provision for income taxes	6,783	475	7,258
Income before equity income	10,217	23	10,240
Net income	10,245	23	10,268
Net income attributable to Global Brass and Copper Holdings, Inc.	10,178	23	10,201
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.48	$—	$0.48

	Six Months Ended June 30, 2011
Cost of sales	$871,740	$169	$871,909
Gross profit	94,426	(169)	94,257
Operating income	59,083	(169)	58,914
Third party interest expense	20,711	(273)	20,438
Income before provision for income taxes and equity income	39,106	104	39,210
Provision for income taxes	14,739	359	15,098
Income before equity income	24,367	(255)	24,112
Net income	24,693	(255)	24,438
Net income attributable to Global Brass and Copper Holdings, Inc.	24,514	(255)	24,259
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.16	$(0.01)	$1.15
Consolidated Statements of Comprehensive Income
	Three Months Ended June 30, 2011
Net income	$10,245	$23	$10,268
Comprehensive income	10,452	23	10,475
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	10,354	23	10,377

	Six Months Ended June 30, 2011
Net income	$24,693	$(255)	$24,438
Comprehensive income	25,223	(255)	24,968
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	24,997	(255)	24,742
Consolidated Statement of Changes in Equity
	Six Months Ended June 30, 2011
Net income	$24,693	$(255)	$24,438
Net income attributable to Global Brass and Copper Holdings, Inc.	24,514	(255)	24,259
Retained earnings—Balance, June 30, 2011	36,869	976	37,845
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, June 30, 2011	48,371	976	49,347
Total equity—Balance, June 30, 2011	51,502	976	52,478
Consolidated Statement of Cash Flows
	Six Months Ended June 30, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$32,428	$273	$32,701
Cash flows from investing activities:
Capital expenditures	(9,709)	(273)	(9,982)
Net cash used in investing activities	(9,683)	(273)	(9,956)
Consolidated Balance Sheet
	September 30, 2011
Inventories	$163,880	$(388)	$163,492
Prepaid expenses and other current assets	24,752	994	25,746
Deferred income tax assets—current	26,658	1,058	27,716
Income tax receivable	3,612	(352)	3,260
Total current assets	462,786	1,312	464,098
Property, plant and equipment, net	51,589	478	52,067
Deferred income tax assets—noncurrent	31,903	(646)	31,257
Total assets	565,819	1,144	566,963
Accounts payable	107,971	(12)	107,959
Accrued liabilities	59,526	(235)	59,291
Total current liabilities	175,291	(247)	175,044
Total liabilities	507,655	(247)	507,408
Retained earnings	43,737	1,391	45,128
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	54,991	1,391	56,382
Total equity	58,164	1,391	59,555
Total liabilities and equity	565,819	1,144	566,963
Consolidated Statements of Operations
	Three Months Ended September 30, 2011
Cost of sales	$401,931	$(508)	$401,423
Gross profit	37,569	508	38,077
Operating income	20,471	508	20,979
Third party interest expense	10,159	(205)	9,954
Income before provision for income taxes and equity income	10,066	713	10,779
Provision for income taxes	3,428	298	3,726
Income before equity income	6,638	415	7,053
Net income	6,865	415	7,280
Net income attributable to Global Brass and Copper Holdings, Inc.	6,868	415	7,283
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.33	$0.02	$0.35

	Nine Months Ended September 30, 2011
Cost of sales	$1,273,671	$(339)	$1,273,332
Gross profit	131,995	339	132,334
Operating income	79,554	339	79,893
Third party interest expense	30,870	(478)	30,392
Income before provision for income taxes and equity income	49,172	817	49,989
Provision for income taxes	18,167	657	18,824
Income before equity income	31,005	160	31,165
Net income	31,558	160	31,718
Net income attributable to Global Brass and Copper Holdings, Inc.	31,382	160	31,542
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.49	$—	$1.49
Consolidated Statements of Comprehensive Income
	Three Months Ended September 30, 2011
Net income	$6,865	$415	$7,280
Comprehensive income	6,955	415	7,370
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	6,913	415	7,328

	Nine Months Ended September 30, 2011
Net income	$31,558	$160	$31,718
Comprehensive income	32,178	160	32,338
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	31,910	160	32,070
Consolidated Statement of Changes in Equity
	Nine Months Ended September 30, 2011
Net income	$31,558	$160	$31,718
Net income attributable to Global Brass and Copper Holdings, Inc.	31,382	160	31,542
Retained earnings—Balance, September 30, 2011	43,737	1,391	45,128
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, September 30, 2011	54,991	1,391	56,382
Total equity—Balance, September 30, 2011	58,164	1,391	59,555
Consolidated Statement of Cash Flows
	Nine Months Ended September 30, 2011
Cash flows from operating activities:
Net cash provided by operating activities	$44,367	$478	$44,845
Cash flows from investing activities:
Capital expenditures	(15,062)	(478)	(15,540)
Net cash used in investing activities	(14,992)	(478)	(15,470)
Consolidated Statement of Operations
	Three Months Ended December 31, 2011
Cost of sales	$309,254	$887	$310,141
Gross profit	64,223	(887)	63,336
Operating income	47,273	(887)	46,386
Third party interest expense	9,140	478	9,618
Income before provision for income taxes and equity income	37,213	(1,365)	35,848
Provision for income taxes	13,087	(474)	12,613
Income before equity income	24,126	(891)	23,235
Net income	24,461	(891)	23,570
Net income attributable to Global Brass and Copper Holdings, Inc.	24,481	(891)	23,590
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$1.16	$(0.04)	$1.12
Consolidated Statement of Comprehensive Income
	Three Months Ended December 31, 2011
Net income	$24,461	$(891)	$23,570
Comprehensive income	24,310	(891)	23,419
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	24,315	(891)	23,424
Consolidated Balance Sheet
	March 31, 2012
Accounts receivable, net of allowance	$202,756	$984	$203,740
Inventories	173,538	(861)	172,677
Deferred income tax assets—current	26,793	1,326	28,119
Income tax receivable	1,567	(162)	1,405
Total current assets	496,052	1,287	497,339
Deferred income tax assets—noncurrent	20,092	(294)	19,798
Total assets	593,912	993	594,905
Accounts payable	111,814	(389)	111,425
Income Tax payable	—	64	64
Accrued liabilities	47,080	1,284	48,364
Total current liabilities	194,498	959	195,457
Total liabilities	497,460	959	498,419
Retained earnings	82,677	34	82,711
Total Global Brass and Copper Holdings, Inc. stockholder’s equity	93,213	34	93,247
Total equity	96,452	34	96,486
Total liabilities and equity	593,912	993	594,905
Consolidated Statement of Operations
	Three Months Ended March 31, 2012
Cost of sales	$392,701	$736	$393,437
Gross profit	50,690	(736)	49,954
Operating income	32,767	(736)	32,031
Income before provision for income taxes and equity income	22,707	(736)	21,971
Provision for income taxes	8,468	(270)	8,198
Income before equity income	14,239	(466)	13,773
Net income	14,513	(466)	14,047
Net income attributable to Global Brass and Copper Holdings, Inc.	14,459	(466)	13,993
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.68	$(0.02)	$0.66
Consolidated Statement of Comprehensive Income
	Three Months Ended March 31, 2012
Net income	$14,513	$(466)	$14,047
Comprehensive income	14,533	(466)	14,067
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	14,462	(466)	13,996
Consolidated Statement of Changes in Equity
	Three Months Ended March 31, 2012
Net income	$14,513	$(466)	$14,047
Net income attributable to Global Brass and Copper Holdings, Inc.	14,459	(466)	13,993
Retained earnings—Balance, March 31, 2012	82,677	34	82,711
Total Global Brass and Copper Holdings, Inc. stockholder’s equity—Balance, March 31, 2012	93,213	34	93,247
Total equity—Balance, March 31, 2012	96,452	34	96,486
Consolidated Balance Sheet
	June 30, 2012
Accounts receivable, net of allowance	$192,326	$984	$193,310
Inventories	180,815	(811)	180,004
Deferred income tax assets—current	28,079	1,264	29,343
Income tax receivable	4,996	(476)	4,520
Total current assets	429,443	961	430,404
Deferred income tax assets—noncurrent	19,917	(260)	19,657
Total assets	538,522	701	539,223
Accounts payable	105,981	(1,396)	104,585
Accrued liabilities	39,590	984	40,574
Total current liabilities	148,919	(412)	148,507
Total liabilities	605,586	(412)	605,174
Accumulated deficit	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit	(70,422)	1,113	(69,309)
Total deficit	(67,064)	1,113	(65,951)
Total liabilities and deficit	538,522	701	539,223
Consolidated Statements of Operations
	Three Months Ended June 30, 2012
Cost of sales	$371,213	$(1,355)	$369,858
Gross profit	45,766	1,355	47,121
Operating income	7,801	1,355	9,156
Loss before provision for income taxes and equity income	(22,418)	1,355	(21,063)
Benefit from income taxes	(1,247)	276	(971)
Income before equity income	(21,171)	1,079	(20,092)
Net loss	(20,970)	1,079	(19,891)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(21,084)	1,079	(20,005)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(1.00)	$0.05	$(0.95)
	Six Months Ended June 30, 2012
Cost of sales	$763,914	$(619)	$763,295
Gross profit	96,456	619	97,075
Operating income	40,568	619	41,187
Income before provision for income taxes and equity income	289	619	908
Provision for income taxes	7,221	6	7,227
Loss before equity income	(6,932)	613	(6,319)
Net loss	(6,457)	613	(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Net loss attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$(0.31)	$0.03	$(0.28)
Consolidated Statements of Comprehensive Loss
	Three Months Ended June 30, 2012
Net loss	$(20,970)	$1,079	$(19,891)
Comprehensive loss	(21,113)	1,079	(20,034)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(21,232)	1,079	(20,153)

	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Comprehensive loss	(6,580)	613	(5,967)
Comprehensive loss attributable to Global Brass and Copper Holdings, Inc.	(6,770)	613	(6,157)
Consolidated Statement of Changes in Equity
	Six Months Ended June 30, 2012
Net loss	$(6,457)	$613	$(5,844)
Net loss attributable to Global Brass and Copper Holdings, Inc.	(6,625)	613	(6,012)
Accumulated deficit—Balance, June 30, 2012	(67,799)	1,113	(66,686)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit—Balance, June 30, 2012	(70,422)	1,113	(69,309)
Total deficit—Balance, June 30, 2012	(67,064)	1,113	(65,951)
Consolidated Balance Sheet
	September 30, 2012
Accounts receivable, net of allowance	$210,654	$984	$211,638
Deferred income tax assets—current	25,390	971	26,361
Income tax receivable	648	(174)	474
Total current assets	445,517	1,781	447,298
Deferred income tax assets—noncurrent	17,350	(310)	17,040
Total assets	554,198	1,471	555,669
Accrued liabilities	58,620	984	59,604
Income tax payable	—	58	58
Total current liabilities	179,553	1,042	180,595
Total liabilities	609,685	1,042	610,727
Accumulated deficit	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit	(58,928)	429	(58,499)
Total deficit	(55,487)	429	(55,058)
Total liabilities and deficit	554,198	1,471	555,669
Consolidated Statements of Operations
	Three Months Ended September 30, 2012
Cost of sales	$348,995	$585	$349,580
Gross profit	44,982	(585)	44,397
Operating income	27,629	(585)	27,044
Income before provision for income taxes and equity income	18,230	(585)	17,645
Provision for income taxes	6,670	99	6,769
Income before equity income	11,560	(684)	10,876
Net income	11,821	(684)	11,137
Net income attributable to Global Brass and Copper Holdings, Inc.	11,716	(684)	11,032
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.55	$(0.03)	$0.52

	Nine Months Ended September 30, 2012
Cost of sales	$1,112,909	$(34)	$1,112,875
Gross profit	141,438	34	141,472
Operating income	68,197	34	68,231
Income before provision for income taxes and equity income	18,519	34	18,553
Provision for income taxes	13,891	105	13,996
Income before equity income	4,628	(71)	4,557
Net income	5,364	(71)	5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Net income attributable to Global Brass and Copper Holdings, Inc. per common share:
Basic	$0.24	$—	$0.24
Consolidated Statements of Comprehensive Income
	Three Months Ended September 30, 2012
Net income	$11,821	$(684)	$11,137
Comprehensive income	11,814	(684)	11,130
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	11,731	(684)	11,047

	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Comprehensive income	5,234	(71)	5,163
Comprehensive income attributable to Global Brass and Copper Holdings, Inc.	4,961	(71)	4,890
Consolidated Statement of Changes in Equity
	Nine Months Ended September 30, 2012
Net income	$5,364	$(71)	$5,293
Net income attributable to Global Brass and Copper Holdings, Inc.	5,091	(71)	5,020
Accumulated deficit—Balance, September 30, 2012	(56,083)	429	(55,654)
Total Global Brass and Copper Holdings, Inc. stockholder’s deficit—Balance, September 30, 2012	(58,928)	429	(58,499)
Total deficit—Balance, September 30, 2012	(55,487)	429	(55,058)